Average Annual Total Returns - Nuveen Tennessee Municipal Bond Fund		Sep. 30, 2020	Sep. 29, 2020	Sep. 28, 2020
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	[1]		7.26%
5 Years	[1]		3.50%
10 Years	[1]		4.41%
LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
1 Year	[2]		6.21%
5 Years	[2]		2.68%
10 Years	[2]		3.55%
Class A
Average Annual Return:
1 Year		1.54%
5 Years		2.00%
10 Years		3.65%
Since Inception
Inception Date		Nov. 02, 2087
Class A | After Taxes on Distributions
Average Annual Return:
1 Year			1.54%
5 Years			1.99%
10 Years			3.61%
Since Inception
Inception Date			Nov. 02, 2087
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year				2.11%
5 Years				2.23%
10 Years				3.59%
Since Inception
Inception Date				Nov. 02, 2087
Class C2
Average Annual Return:
1 Year		5.47%
5 Years		2.32%
10 Years		3.53%
Since Inception
Inception Date		Oct. 04, 2093
Class I
Average Annual Return:
1 Year		6.19%
5 Years		3.09%
10 Years		4.30%
Since Inception
Inception Date		Feb. 06, 2097
Class C
Average Annual Return:
1 Year		5.21%
5 Years		2.06%
10 Years
Since Inception		2.81%
Inception Date		Feb. 10, 2014
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	[1]		4.12%
Class C | LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
Since Inception	[2]		3.47%

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.